SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based payment transactions (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [abstract]
Expense recognized for awards that do not ultimately vest for the Group	¥ 0